Schedule of Investments (unaudited)
April 30, 2025
iShares® Neuroscience and Healthcare ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 69.4%
Abeona Therapeutics Inc.(a)	3,063	$20,093
Acadia Pharmaceuticals Inc.(a)	8,751	127,765
Alector Inc.(a)	5,526	6,631
Alkermes PLC(a)	4,476	128,775
Anavex Life Sciences Corp.(a)(b)	6,441	61,189
Annexon Inc.(a)	7,586	14,110
Argenx SE, ADR(a)	259	167,091
BioArctic AB, Class B(a)(b)(c)	3,058	62,180
Biogen Inc.(a)	1,020	123,502
Biohaven Ltd., NVS(a)	5,146	113,830
Bright Minds Biosciences Inc.(a)	550	16,885
Capricor Therapeutics Inc.(a)(b)	3,119	39,611
Catalyst Pharmaceuticals Inc.(a)	6,999	170,006
Denali Therapeutics Inc.(a)	9,207	153,297
Design Therapeutics Inc.(a)	2,279	11,076
Dianthus Therapeutics Inc.(a)(b)	1,539	33,627
Dyne Therapeutics Inc.(a)	6,561	77,354
Eliem Therapeutics Inc.(a)	4,653	6,235
Entrada Therapeutics Inc.(a)	1,742	15,904
Idorsia Ltd.(a)	12,319	19,339
Larimar Therapeutics Inc.(a)	2,699	7,152
Neurocrine Biosciences Inc.(a)	1,360	146,458
Neurogene Inc.(a)(b)	1,371	20,565
Praxis Precision Medicines Inc.(a)	1,463	55,067
Prothena Corp. PLC(a)(b)	3,313	30,480
PTC Therapeutics Inc.(a)	2,923	145,682
REGENXBIO Inc.(a)	3,484	33,481
SanBio Co. Ltd.(a)	4,100	57,732
Sangamo Therapeutics Inc.(a)	14,750	11,388
Santhera Pharmaceuticals Holding AG(a)	870	15,328
Sarepta Therapeutics Inc.(a)	1,492	93,101
Scholar Rock Holding Corp.(a)(b)	4,270	140,526
Solid Biosciences Inc.(a)	4,692	15,531
Taysha Gene Therapies Inc.(a)	12,431	24,116
Vanda Pharmaceuticals Inc.(a)	4,256	19,195
Voyager Therapeutics Inc.(a)	3,598	12,809
Xenon Pharmaceuticals Inc.(a)	4,209	160,784
		2,357,895
Health Care Equipment & Supplies — 6.8%
Axogen Inc.(a)	3,268	53,170
Ceribell Inc.(a)	1,576	25,358
ClearPoint Neuro Inc.(a)	1,869	26,895
Integra LifeSciences Holdings Corp.(a)	5,168	84,704
MicroPort NeuroScientific Corp., NVS	16,000	21,617
Security	Shares	Value
Health Care Equipment & Supplies (continued)
NeuroPace Inc.(a)	1,770	$20,691
		232,435
Pharmaceuticals — 21.6%
Alto Neuroscience Inc.(a)	1,970	4,905
Amylyx Pharmaceuticals Inc.(a)	5,063	25,872
Avadel Pharmaceuticals PLC(a)	6,896	61,305
Cassava Sciences Inc.(a)	3,107	4,847
Contineum Therapeutics Inc., Class A(a)	999	4,106
Edgewise Therapeutics Inc.(a)	5,252	86,133
Fulcrum Therapeutics Inc.(a)	3,907	15,042
H Lundbeck A/S	20,922	100,122
KemPharm Inc.(a)	4,121	30,207
Medincell SA, NVS(a)(b)	1,706	29,454
Neuren Pharmaceuticals Ltd., NVS(a)	8,775	65,433
Rapport Therapeutics Inc.(a)	1,398	16,007
SK Biopharmaceuticals Co. Ltd.(a)	2,080	155,974
Supernus Pharmaceuticals Inc.(a)	4,168	135,377
		734,784
Technology Hardware, Storage & Peripherals — 2.0%
Dynavox Group AB(a)	7,515	67,682
Total Long-Term Investments — 99.8% (Cost: $3,669,240)		3,392,796
Short-Term Securities
Money Market Funds — 10.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	356,348	356,490
Total Short-Term Securities — 10.5% (Cost: $356,447)		356,490
Total Investments — 110.3% (Cost: $4,025,687)		3,749,286
Liabilities in Excess of Other Assets — (10.3)%		(348,866)
Net Assets — 100.0%		$3,400,420

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Neuroscience and Healthcare ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$466,189	$—	$(109,699)(a)	$4	$(4)	$356,490	356,348	$14,095 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	119	—
				$4	$(4)	$356,490		$14,214	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,865,617	$527,179	$—	$3,392,796
Short-Term Securities
Money Market Funds	356,490	—	—	356,490
	$3,222,107	$527,179	$—	$3,749,286

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares